United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSRS

Certified Shareholder Report of Registered Management
Investment Companies

Investment Company Act file number: 811-05807

Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

205 E. Wisconsin Avenue, Suite 120, Milwaukee, Wisconsin 53202
(Address of principal executive offices) (zip code)

Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
205 E. Wisconsin Avenue
Suite 120
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 765-1107

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

Eagle Capital Growth Fund, Inc.
Semiannual Report
June 30, 2010

Top Ten Holdings (June 30, 2010)

Company	Market Value	Percentage of Equity Portfolio

Alcon, Inc.	$1,185,520	5.9%

Stryker Corp.	$1,101,320	5.5%

Claymore Dividend & Income Fund	$992,680	4.9%

Automatic Data Processing, Inc.	$966,240	4.8%

Franklin Resources, Inc.	$948,090	4.7%

Colgate-Palmolive Co.	$945,120	4.7%

Abbott Laboratories Inc.	$935,600	4.7%

Johnson & Johnson	$885,900	4.4%

Paychex Inc.	$882,980	4.4%

Federated Investors, Inc.	$828,400	4.1%

Dear Fellow Shareholders,

For 2010, the Eagle Capital Growth Fund’s net asset value (NAV) decreased 4%.   By comparison, during the same six-month period, the S&P 500 lost 6.7%.  Bear in mind our usual refrain--- we measure investment performance by looking at NAV, not the share market price.

To paraphrase Warren Buffett, virtually all of the surprises in the investment world are negative.  (Buffett said this about the insurance business, but we think it equally apropos to investing generally.)   During the first half of 2010, we had the Gulf oil spill, the Greek debt crisis (not to mention the rest of the PIIGS), stubbornly high domestic unemployment, the U.K. election (and uncertainty until David Cameron forged a coalition), wide-ranging national health care legislation, ongoing wars in Iraq and Afghanistan, unrestrained U.S. Government spending and borrowing, and a lackluster housing recovery, among the many problems facing investors.  In fact, when we recently compiled a list of major risks and concerns for investors, we stopped counting when the list hit double digits.   Benjamin Graham’s admonition to focus on a “margin of safety” never has been more important or timely.

With all of the risks and uncertainties in the U.S. and the world, it is hard to get too excited about near-term investment opportunities.   Since there are risks of inflation in the next five years, and virtually nonexistent short-term Treasury yields, we’re comfortable owning high quality, dividend-paying multinationals that are growing their international businesses.

One of the nice things about a dull stock market is that it gives us plenty of time to read and research.   We spend a lot of time trying to understand a company’s long-term competitive position.   Often these traits are not financial in nature, and therefore are ignored or not fully appreciated by analysts trying to determine this quarter’s or next quarter’s earnings.

A good example of a great business (and business model) is the Frito-Lay division of PepsiCo, Inc. (NYSE: PEP).   Because the Frito-Lay business is buried inside of Pepsi, it is impossible to access complete financial information with respect to that business, although the North American and Latin American operations are broken out separately.  Frito-Lay's business in those regions sport historic (and expected future) revenue growth in the 9% to 10% range, operating margins from 15% (Latin America) to 25% (North America) and likely earnings growth in low double digits.   Take the domestic U.S. market, for example.   Frito-Lay uses a direct-store delivery system (the largest in the U.S.) under which its products are delivered directly from Frito-Lay’s manufacturing plants to supermarkets and other retailers, effectively bypassing, distributors, warehouses and other intermediaries.   Frito-Lay salespeople, armed with wireless computers, compile orders, straighten shelves, replace inventory and bill customers immediately.   This feet-on-the-ground, close-to-the-customer approach, combined with brands and products demanded by retail customers, makes it virtually impossible for competitors to dislodge Frito-Lay.

(This is the same Frito-Lay that drove Anheuser-Busch out of the “EAGLE” snacks business, and the maker of “BUDWEISER” beer is no slouch when it comes to brands, business strategy and hard ball competition.)

We should note the Fund reduced its position in Pepsi over the last quarter, due to higher levels of debt related to its purchase of its bottlers.  We like Pepsi, but we love the Frito-Lay business.

We appreciate your continued support and confidence.   We will strive to continue to earn it.

We love hearing from our fellow shareholders, even when (occasionally) they disagree with our investment decisions.   It is always helpful to hear well-grounded arguments that challenge our view of the world; in many ways it is better to hear views that contradict our strongly-held opinions than to hear ones that reinforce our way of thinking.   As always, we never comment on portfolio securities that we’ve sold (but not yet reported publicly), nor securities we’re thinking about purchasing.

{signature}	{signature}
Luke E. Sims	David C. Sims
(414) 530-5680	(414) 765-1107
E-mail: luke@simscapital.com	E-mail: dave@simscapital.com

Eagle Capital Growth Fund, Inc.
Statement of Assets and Liabilities
As of June 30, 2010 (unaudited)

Assets

Common stock--at market value (cost $17,079,062)	$20,116,951
Cash and cash-equivalents	572,696
Short-term interest receivable	30
Dividends receivable	33,285
Prepaid fees	9,703
Stock sales receivable	7,562
		$20,740,227
Liabilities

Accounts payable	$550
Accrued expenses	14,717
Stock Purchases Payable	562,209
		$577,476

Total net assets		$20,162,751

Shareholders' Equity

Common stock- $0.001 par value per share; authorized 50,000,000 shares, outstanding 2,975,426 shares	$2,977
Paid-in capital	16,248,243
Undistributed net investment income	111,558
Undistributed capital gains/losses	762,083
Unrealized appreciation on investments	3,037,890

Shareholders' equity		$20,162,751

Net asset value per share		$6.78

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statement of Operations
For the Six Months Ended June 30, 2010 (unaudited)

Investment Income

Dividends	$268,167
Interest	399
Total investment income		$268,566

Expenses

Advisory fees	$81,631
Legal fees	13,667
Insurance	9,544
Transfer agent	10,819
Directors’ fees and expenses	13,110
Custodian fees	1,875
Listing fee	7,438
Other fees and expenses	15,814
Total expenses		$153,898

Net investment income			$114,668

Realized Gain and Unrealized Appreciation on Investments

Realized gain on investments:
Proceeds from sale of investment securities	$7,959,399
Less: cost of investment securities sold	6,840,055
Net realized gain on investments		$1,119,344

Unrealized depreciation on investments:
Unrealized appreciation at end of period	$3,037,890
Less: unrealized appreciation at beginning of period	5,113,410
Net change in unrealized appreciation on investments		$(2,075,520)
Net realized gain and unrealized depreciation on investments			$(956,176)

Net decrease from operations			$(841,508)

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Statements of Changes in Net Assets

	Year Ended December 31, 2009	Six Months Ended June 30, 2010
		(unaudited)
From Operations:

Net investment income	$145,049	$114,668
Net realized gain/(loss) on investments	(357,266)	1,119,344
Net change in unrealized appreciation on investments	4,313,333	(2,075,520)

Net increase (decrease) from operations	$4,101,116	$(841,508)

Distributions to Shareholders from:

Net investment income	(148,771)	--
Net realized gain from investment transactions	0	--

Total distribution	$(148,771)	$-

From Capital Stock Transactions:

Dividend reinvestment	--	--
Cash purchases	--	--
Net increase from capital stock transactions	--	--
Increase (decrease) in net assets	$3,952,345	$(841,508)

Total Net Assets:

Beginning of year	$17,051,914	$21,004,259
End of period (including under/(over)distributed net investment income of ($3,110) and $111,558)	$21,004,259	$20,162,751

Shares:
Shares issued to shareholders under the Dividend Reinvestment and Cash Purchase Plan	--	--

Shares at beginning of year	2,975,426	2,975,426
Shares at end of period	2,975,426	2,975,426

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Financial Highlights (A)

For the periods ended:	2005	2006	2007	2008	2009	June
						30, 2010
						(unaudited)
Net asset value at beginning of year	$9.63	$9.58	$9.55	$8.48	$5.73	$7.06
Net investment income	$0.07	$0.08	$0.07	$0.05	$0.05	$0.04
Net realized gain and unrealized appreciation (depreciation) on investments	$0.05	$1.07	$(0.26)	$(2.45)	$1.33	$(0.32)

Total from investment operations	$0.12	$1.15	$(0.19)	$(2.40)	$1.38	$(0.28)

Distribution from:
Net investment income	$(0.07)	$(0.08)	$(0.08)	$(0.05)	$(0.05)	$(0.00)
Realized gains	$(0.10)	$(1.10)	$(0.80)	$(0.30)	$(0.00)	$(0.00)
Total distributions	$(0.17)	$(1.18)	$(0.88)	$(0.35)	$(0.05)	$(0.00)

Net asset value at end of period	$9.58	$9.55	$8.48	$5.73	$7.06	$6.78

Per share market price, end of period last traded price (B)	$8.70	$8.00	$8.30	$5.00	$6.39	$5.68

Total Investment Return (C):

Based on market value:
1 Year (annualized)	13%	4%	12%	(34%)	29%	1%
5 Year	3%	3%	5%	(4%)	2%	(2%)
10 Year	9%	7%	3%	2%	4%	1%
From inception	9%	9%	11%	7%	8%	7%

Based on net asset value
1 Year (annualized)	1%	13%	(2%)	(28%)	24%	21%
5 Year	2%	5%	8%	(3%)	0%	(1%)
10 Year	9%	9%	7%	1%	3%	1%
From inception	10%	10%	11%	8%	8%	8%
Net assets, end of year (000s omitted)	$26,760	$26,660	$24,991	$17,052	$21,004	$20,163
Ratios to average net assets (annualized):
Ratio of expenses to average net assets	1.46%	1.50%	1.64%	1.69%	1.67%	1.50%

Ratio of net investment income to average net assets (annualized)	0.72%	0.85%	0.81%	0.74%	0.84%	1.11%

Portfolio turnover (D)	4%	7%	16%	37%	37%	39%
Average commission paid per share	$0.08	$0.06	$0.02	$0.01	$0.01	$0.01

(A)  All per share data for the periods shown has been restated to reflect the effect of a 15% stock dividend that was declared on April 21, 2005, and paid on May 23, 2005 to shareholders of record on May 13, 2005.

(B)  If there was no sale on the valuation date, the bid price for each such date is shown.

(C)  Sims Capital Management LLC became the investment advisor to the Fund on June 1, 2007.

(D)  The turnover of the portfolio for the first six months of 2010 was 39%.

See Notes to Financial Statements.

Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of June 30, 2010) (unaudited)

Common Stock (97.2% of total investments)			Percent of Total
Investments
	Shares	Cost	Market Value
Consumer
Alcon Inc.	8,000	$1,223,073	$1,185,520
Colgate-Palmolive Co.	12,000	417,940	945,120
PepsiCo Inc.	10,000	168,296	609,500
Procter & Gamble Co.	7,000	420,996	419,860
			$3,160,000	15.3%
Data Processing
Automatic Data Processing, Inc.	24,000	882,292	966,240
Paychex Inc.	34,000	907,967	882,980
Total Systems Services, Inc.	13,065	177,851	177,684
			$2,026,904	9.8%
Drug/Medical Device
Abbott Laboratories Inc.	20,000	1,034,350	935,600
Baxter International	8,000	402,596	325,120
Johnson & Johnson	15,000	614,274	885,900
Medtronic, Inc.	17,000	850,214	616,590
Pfizer Inc.	38,737	522,042	552,390
Stryker Corp.	22,000	180,012	1,101,320
			$4,416,920	21.3%
Industrial
General Electric Co.	35,000	677,544	504,700
Graco Inc.	13,750	349,686	387,612
Manitowoc Company Inc.	75,000	462,150	685,500
Sigma Aldrich Corp.	16,000	498,184	797,280
Waters Corp	6,000	302,341	388,200
			$2,763,292	13.3%
Mutual Fund Managers
Eaton Vance Corp.	22,000	483,869	607,420
Federated Investors, Inc.	40,000	909,365	828,400
Franklin Resources, Inc.	11,000	1,027,665	948,090
T. Rowe Price Group, Inc.	12,500	562,209	554,875
			$2,938,785	14.2%
Insurance
AFLAC Inc.	16,500	79,484	704,055
The Chubb Corporation	16,000	819,772	800,160
			$1,504,215	7.3%
Retail/Distribution
The Home Depot, Inc.	29,500	953,266	828,065
Lowe's Companies Inc.	35,000	708,771	714,700
Sysco Corp.	27,000	309,199	771,390
			$2,314,155	11.2%
Closed-End Funds
Claymore Dividend & Income Fund	83,000	1,133,654	992,680
			$992,680	4.8%

Total common stock investments			$20,116,951

Cash and cash equivalents (2.8% of total investments)			572,696
Total investments			$20,689,647
All other assets less liabilities			-526,896
Total net assets			$20,162,751

*Non-dividend paying security

See Notes to Financial Statements.

Notes to Financial Statements

(1)	Organization.

Eagle Capital Growth Fund, Inc., a Maryland corporation (“Fund”), is a diversified closed-end investment company subject to the Investment Company Act of 1940.

(2)	Significant Accounting Policies.

The following is a summary of the significant accounting policies followed by the Fund not otherwise set forth in the Notes to the Financial Statements:

Dividends and distributions—Dividends from the Fund’s net investment income and realized net long- and short-term capital gains will be declared and distributed at least annually.

Investments—Investments in equity securities are stated at market value, which is determined based on quoted market prices or dealer quotes.  If no such price is available on the valuation date, the Board of Directors has determined that the most recent market price be used.  The Fund uses the amortized cost method to determine the carrying value of short-term debt obligations.  Under this method, investment securities are valued for both financial reporting and Federal tax purposes at amortized cost, which approximates fair value.  Any discount or premium is amortized from the date of acquisition to maturity.  Investment security purchases and sales are accounted for on a trade date basis.  Interest income is accrued on a daily basis while dividends are included in income on the ex-dividend date.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income taxes—The Fund intends to comply with the general qualification requirements of the Internal Revenue Code applicable to regulated investment companies such as the Fund.  The Fund plans to distribute annually at least 90% of its taxable income, including net long-term capital gains, to its shareholders.  In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year an amount equal to at least 98% of its net investment income and 98% of its net realized capital gains (including undistributed amounts from previous years).

The following information is based upon the Federal income tax basis of portfolio investments as of June 30, 2010:

Gross unrealized appreciation	$4,420,615
Gross unrealized depreciation	(1,382,725)
Net unrealized appreciation	$3,037,890

Federal income tax basis	$17,079,062

Expenses—The Fund’s service providers bear all of their expenses in connection with the performance of their services.  The Fund bears all of its expenses incurred in connection with its operations including, but not limited to, investment advisory fees (as discussed in Note 3), legal and audit fees, taxes, insurance, shareholder reporting and other related costs.  As noted in Note 3, the Fund’s investment advisor, as part of its responsibilities under the Investment Advisory Agreement, is required to provide certain internal administrative services to the Fund at such investment advisor’s expense.  The Investment Advisory Agreement provides that the Fund may not incur annual aggregate expenses in excess of two percent (2%) of the first $10 million of the Fund’s average net assets, one and a half percent (1.5%) of the next $20 million of the average net assets, and one percent (1%) of the remaining average net assets for any fiscal year.  Any excess expenses are the responsibility of the investment advisor.

Fair Value Accounting—Effective January 1, 2008, the Fund adopted the accounting standard for fair value measurements, which established a framework for measuring fair value and expands disclosure about fair value measurements.  The standard was issued to bring conformity to the definition of fair value; prior to the standard, there was no conformity in the accounting guidance regarding the definition of fair value.

Valuation Hierarchy
The standard establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets in which the Fund can participate.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, and include inputs that are available in situations where there is little, if any, market activity for the related asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

All of the Fund’s common stock investments of $20,116,951 and cash equivalents of $572,696 are classified within the Level 1 of the valuation hierarchy as quoted prices are available in an active market.

(3)	Certain Service Providers Arrangements

Investment advisor—For its services under the Investment Advisory agreement, the investment advisor receives a monthly fee calculated at an annual rate of three-quarters of one percent (0.75%) of the weekly net asset value of the Fund, as long as the weekly net asset value is at least $3.8 million.  The investment advisor is not entitled to any compensation for any week in which the average weekly net asset value falls below $3.8 million.  Pursuant to the Investment Advisory Agreement, the investment advisor is required to provide certain internal administrative services to the Fund at the investment advisor’s expense.

Effective June 1, 2007, following shareholder approval of the Investment Advisory Agreement, Sims Capital Management LLC (“SCM”) began serving as the Fund’s investment advisor.  Pursuant to the Investment Advisory Agreement, SCM is responsible for the management of the Fund’s portfolio, subject to oversight by the Fund’s Board of Directors.  SCM is 50% owned by Luke E. Sims, the President, CEO and a Director of the Fund, as well as an owner of more than five percent of the Fund’s outstanding shares.  David C. Sims, the Fund’s Chief Financial Officer, Chief Compliance Officer and Secretary owns the remaining 50% of SCM.

Custodian—Bank of America Corporation serves as the Fund’s custodian pursuant to a custodian agreement.  As the Fund’s custodian, Bank of America receives fees and compensation of expenses for services provided including, but not limited to, an annual account charge, annual security fee, security transaction fee and statement of inventory fee.

Transfer Agent—Transfer agent American Stock Transfer & Trust Company (“AST”) is the Fund’s transfer agent and dividend disbursing agent pursuant to custody agreements.  AST receives fees for services provided including, but not limited to, account maintenance fees, activity and transaction processing fees and reimbursement for its out-of-pocket expenses.  AST is also the agent under the Fund’s Dividend Reinvestment and Cash Purchase Plan.

(4)	Dividend Reinvestment and Cash Purchase Plan.

The Fund has a Dividend Reinvestment and Cash Purchase Plan (“Plan”) which allows shareholders to reinvest cash dividends and make cash contributions.  Pursuant to the terms of the DRIP, cash dividends may be used by the DRIP agent to either purchase shares from the Fund or in the open market, depending on the most favorable pricing available to DRIP participants.  Voluntary cash contributions from DRIP participants are used to purchase Fund shares in the open market.  A complete copy of the DRIP is available on the Fund’s website (www.eaglecapitalgrowthfund.com) or from AST, the DRIP agent.

(5)	Distributions to Shareholders.

The Fund did not make a distribution to shareholders between January 1, 2010 and June 30, 2010.

(6)	Fund Investment Transactions.

Purchases and sales of securities, other than short-term securities, for the six-month period ended June 30, 2010 were $10,652,447 and $7,959,399, respectively.

(7)	Financial Highlights.

The Financial Highlights present a per share analysis of how the Fund’s net asset value has changed during the periods presented.  Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements.  The total investment return based on market value assumes that shareholders bought into the Fund at the bid price and sold out of the Fund at the bid price.  In reality, shareholders buy into the Fund at the asked price and sell out of the Fund at the bid price.  Therefore, actual returns may differ from the amounts  and percentages shown.

2010 Annual Shareholder Meeting

The Fund’s 2010 annual meeting of shareholders (“Annual Meeting”) was held on April 15, 2010, for the following purposes:

1.	To elect a Board of six (6) Directors.

2.	To ratify the selection of Plante & Moran, PLLC as the independent registered public accountants of the Fund for the calendar year ending December 31, 2010.

The following directors were elected under Proposal 1: Robert M. Bilkie, Jr., Phillip J. Hanrahan, Carl A. Holth, Peggy L. Schmeltz, Luke E. Sims, and Neal F. Zalenko.  Under Proposal 2, shareholders ratified the selection of Plante & Moran, PLLC as the Fund’s independent registered public accountants for the 2010 calendar year.

Tabulation Report
Proposal 1 – Election of Directors
	For			Withheld
Robert M. Bilkie, Jr.	1,938,120			98,084
Phillip J. Hanrahan	1,852,958			183,246
Carl A. Holth	1,912,172			124,033
Peggy L. Schmeltz	1,886,428			149,775
Luke E. Sims	1,898,198			138,007
Neal F. Zalenko	1,919,078			117,127

Proposal 2 – Selection of Plante & Moran, PLLC
	For	Against	Abstain	Withheld
	1,919,743	86,878	29,582	0

Total shares issued and outstanding on record date: 2,975,426

Compensation.

The following table sets forth the aggregate compensation paid to all Fund directors for the six-month period ended June 30, 2010.  Directors who are not “interested persons” of the Fund receive an annual retainer of $5,000 a year, paid in equal quarterly installments.  In addition, any director who is not an “interested person” is entitled to receive $500 for every Board committee meeting attended.  Directors who are “interested persons” of the Fund are not entitled to receive directors’ fees.  Directors are reimbursed for out-of-pocket expenses in connection with attending Board meetings.

Luke E. Sims, who is deemed to be an “interested person” of the Fund, is not entitled to receive directors’ fees from the Fund by reason of his relationship to the Fund’s investment advisor.

No Fund officer receives compensation in his capacity as an officer of the Fund.  Fund officers are: Luke E. Sims, President and Chief Executive Officer; and David C. Sims, Chief Financial Officer, Chief Compliance Officer, and Secretary.  Robert M. Bilkie, Jr. is the Fund’s Chairman, a non-executive, non-officer position.

The Fund is not part of a mutual fund complex.

Directors who are “interested persons” of the Fund:

Name, Position	Aggregate Compensation From Fund Expenses	Pension or Retirement Benefits Accrued as part of Fund Retirement	Estimated Annual Benefits upon Complex paid	Total Compensation from Fund and to Directors
Luke E. Sims,
Director, President,
CEO	None	None	None	None

Directors who are not “interested persons” of the Fund:

Name, Position	Aggregate Compensation From Fund Expenses	Pension or Retirement Benefits Accrued as part of Fund Retirement	Estimated Annual Benefits upon Complex paid	Total Compensation from Fund and to Directors
Robert M. Bilkie, Jr.,
Director	$2,500	None	None	$2,500

Phillip J. Hanrahan,
Director	$3,000	None	None	$3,000

Carl A. Holth,
Director	$3,000	None	None	$3,000

Peggy L. Schmeltz,
Director	$2,500	None	None	$2,500

Neal F. Zalenko,
Director	$3,000	None	None	$3,000

Board of Directors

Robert M. Bilkie, Jr.	Carl A. Holth	Phillip J. Hanrahan
Chairman of the Board	Director	Director
Southfield, MI	Clinton Twp., MI	Milwaukee, WI

Peggy L. Schmeltz	Luke E. Sims	Neal Zalenko
Director	President & Chief Executive Officer	Director
Bowling Green, OH	Milwaukee, WI	Birmingham, MI

Shareholder Information

Trading.   Fund shares trade under the symbol GRF on the NYSE Amex (formerly the American Stock Exchange).

Fund Stock Repurchases.   The Fund is authorized, from time to time, to repurchase its shares in the open market, in private transactions or otherwise, at a price or prices reasonably related to the then prevailing market price.

Dividend Reinvestment and Cash Purchase Plan.   By participating in the Fund’s Dividend Reinvestment and Cash Purchase Plan (“Plan”), you can automatically reinvest your cash dividends in additional Fund shares without paying brokerage commissions.   You can secure a copy of the Plan from the Fund’s website (www.eaglecapitalgrowthfund.com) or by contacting American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (800) 937-5449.

Dividend Checks/Stock Certificates/Address Changes/Etc.   If you have a question about lost or misplaced dividend checks or stock certificates, have an address change to report, or have a comparable shareholder issue or question, please contact the Fund’s transfer agent, American Stock Transfer and Trust Company, 6201 15th Avenue, Brooklyn, NY 11219, telephone number (800) 937-5449.

Proxy Voting.   The Fund typically votes by proxy the shares of portfolio companies.   If you’d like information about the policies and procedures that the Fund follows in voting, or how the Fund has voted on a particular issue or matter during the most recent 12-month period ended June 30, 2010, you can get that information (Form N-PX) from the SEC’s website (www.sec.gov) or the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107 (collect) or by sending an e-mail request (to dave@simscapital.com).

Fund Privacy Policy/Customer Privacy Notice (June 30, 2010).   We collect nonpublic personal information about you from the following sources:  (i) information we receive from you on applications or other forms and (ii) information about your transactions with us or others.   We do not disclose any nonpublic personal information about you to anyone, except as permitted by law, and as follows.   We may disclose all of the information we collect, as described above, to companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.   If you decide to close your account(s) or no longer be a shareholder of record, we will adhere to the privacy policies and practices as described in this notice.   We restrict access to your personal and account information to those employees who need to know that information to provide services to you.  We maintain physical, electronic, and procedural safeguards to guard you nonpublic personal information.  In this notice, the term “we” refers to Eagle Capital Growth Fund, Inc.

Additional Information.   The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (SEC) as of the end of the first and third calendar quarters on SEC Form N-Q.   You can obtain copies of these filings, and other information about the Fund, from the SEC’s website (www.sec.gov) or from the Fund’s website (www.eaglecapitalgrowthfund.com), or by calling the Fund at (414) 765-1107.  The Fund’s Forms N-Q can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and you can obtain information about the operation of the Public Reference Room by calling the SEC at (800) 732-0330.

Electronic Distribution of Shareholder Reports and Other Communications.   If you’d like to receive copies of the Fund’s annual reports, semiannual reports, proxy statement, press releases and other comparable communications electronically, please provide your e-mail address to dave@simscapital.com.  By providing your e-mail address to the Fund, you are consenting to the Fund sending the identified materials to you by e-mail.

General Inquiries.   If you have a question or comment on any matter not addressed above, please contact the Fund (Eagle Capital Growth Fund, Inc.) at, 205 E. Wisconsin Ave., Suite 120, Milwaukee, WI 53202, telephone number (414) 765-1107, or the Fund’s investment advisor, Sims Capital Management LLC (dave@simscapital.com).

ITEM 2.	CODE OF ETHICS

Not required for the semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for the semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for the semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for the semi-annual report.

ITEM 6.	INVESTMENTS.

The Fund’s investments are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for the semi-annual report.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(i) As of June 30, 2010, an evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant’s President and Chief Executive Officer (the principal executive officer) and the Chief Financial Officer (the principal financial officer). Based on that evaluation, the registrant’s President and Chief Executive Officer and Chief Financial Officer concluded that the registrant’s controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time periods required by the Commission’s rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate, to allow timely decisions regarding required disclosure.

(ii) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(A) (1)	Not applicable.

(A) (2)(i)	Certification of principal executive officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.1.

(A)(2)(ii)	Certification of principal financial officer as required by Rule 30a-2(a) under the Act, — attached hereto as Exhibit 99.2.

(B)	Certification pursuant to Rule 30a-2(b) and 18 U.S.C. Section 1350, — attached as Exhibit 99.3.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL GROWTH FUND, INC.

By:	/s/ Luke E. Sims

Luke E. Sims

President and Chief Executive Officer

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Luke E. Sims

Luke E. Sims

President and Chief Executive Officer (principal executive officer)

By:	/s/ David C. Sims

David C. Sims

Chief Financial Officer (principal financial officer)

Date:	July 28, 2010